UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)
500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)
Susan S. Newton
Massachusetts Financial Services Company
500 Boylston Street
Boston, Massachusetts 02116

(Name and address of agents for service)
Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31*

Date of reporting period: February 28, 2006

* This Form N-CSR pertains to the following series of the Registrant: MFS Floating Rate
High Income Fund, which has a fiscal year end of August 31. The other series of the
Registrant do not have a fiscal year end of August 31.

ITEM 1. REPORTS TO STOCKHOLDERS.

LETTER FROM THE CEO

Dear Shareholders,

It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you’re working with a seasoned investment professional who has experience to guide you through difficult times. At MFS®, we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals – be it a college education, a comfortable retirement, or a secure family legacy – is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes – including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer – through both up and down economic cycles.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer
MFS Investment Management®
April 17, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

SEMIANNUAL REPORT 1

PORTFOLIO COMPOSITION

Top five loan and bond industries (b)
Medical & Health Technology &
Services	5.2%

Chemicals	5.1%

Advertising & Broadcasting	5.0%

Printing & Publishing	4.0%

Consumer Goods & Services	3.5%

Credit quality of loans and bonds (r)
BBB	0.7%

BB	40.7%

B	49.1%

CCC	1.1%

Not Rated	8.4%

Portfolio facts
Average Days to Reset	44.3

Average Maturity (m)	6.0 yrs.

Average Credit Quality of
Rated Securities (a)	B-

Average Short Term Credit Quality	A-1

(b)	For purposes of this graphical presentation, the loan and bond components include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a ’’AAA’’-rating category.
Percentages are based on the total market value of investments as of 2/28/06.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity.
(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
Percentages are based on net assets as of 2/28/06, unless otherwise noted.
The portfolio is actively managed, and current holdings may be different.

2 SEMIANNUAL REPORT

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period,
September 1, 2005 through February 28, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2005 through February 28, 2006.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMIANNUAL REPORT 3

Expense Table – continued

					Expenses
		Annualized	Beginning	Ending	Paid During
		Expense	Account Value	Account Value	Period (p)
Share Class		Ratio	9/01/05	2/28/06	9/01/05-2/28/06
A	Actual	1.13%	$1,000.00	$1,023.10	$5.67
	Hypothetical (h)	1.13%	$1,000.00	$1,019.19	$5.66
C	Actual	1.88%	$1,000.00	$1,020.30	$9.42
	Hypothetical (h)	1.88%	$1,000.00	$1,015.47	$9.39
I	Actual	0.89%	$1,000.00	$1,023.30	$4.46
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

Effective January 1, 2006 the contractual fee arrangement (as described in Note 3 of the Notes to the Financial Statements) with respect to the fund’s Class A, Class C, and Class I operating expenses changed. Had this fee arrangement been in effect throughout the entire six month period, the annualized expense ratio would have been 1.33%, 2.08%, and 1.09% for Class A, Class C, and Class I, respectively, and the actual expenses paid during the period would have been approximately $6.66, $10.41, and $5.46 for Class A, Class C, and Class I, respectively.

4 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (unaudited) – 2/28/06
The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.
Floating Rate Loans - 70.4% (z)(g)

Issuer	Shares/Par	Value ($)

Advertising & Broadcasting - 4.2%

Block Communications, Inc., Term Loan, 6.53%, 2012	$1,464,000	$1,482,300
DIRECTV Holdings LLC, Term Loan B, 6.05%, 2013	666,667	673,889
Entravision Communications Corp., Term Loan B, 6.03%, 2013	1,231,420	1,238,347
Gray Television, Inc., Term Loan B, 6.11%, 2012	1,400,795	1,408,967
Nextmedia Operating, Second Lien Term Loan, 9.07%, 2013	500,000	507,916
Nextmedia Operating, Term Loan, 6.57%, 2012	345,288	347,447
Nextmedia Operating, Term Loan B, 6.57%, 2012	153,462	154,421
Quebecor Media, Inc., Term Loan B, 6.6%, 2013	274,121	277,805
Spanish Broadcasting Systems, Inc., Term Loan, 6.53%, 2012	496,250	501,626

		$6,592,718

Aerospace - 2.3%

DRS Technologies, Inc., Term Loan, 6.28%, 2012	$1,619,198	$1,632,861
Hexcel Corp., Term Loan B, 6.38%, 2012	1,072,222	1,082,051
Mid-Western Aircraft Systems, Term Loan B, 6.85%, 2011	810,925	822,075

		$3,536,987

Airlines - 0.4%

United Airlines, Inc., Term Loan B, 8.63%, 2012	$594,000	$603,900

Automotive - 2.2%

Accuride Corp., Term Loan B, 6.55%, 2012	$753,864	$761,402
Cooper Standard Automotive, Inc., Term Loan D, 7.19%, 2011	1,503,000	1,510,515
TRW Automotive Inc., Term Loan B-2, 6.13%, 2012	1,233,871	1,233,871

		$3,505,788

Broadcast & Cable TV - 2.6%

Charter Communications Operating LLC, Term Loan A, 7.67%, 2010	$998,758	$1,003,918
Mediacom Communications Corp., Term Loan C, 6.69%, 2014	992,500	1,005,320
San Juan Cable, Term Loan, 6.44%, 2011	1,108,000	1,118,734
UPC Financing Partnership, Term Loan H, 7.03%, 2012	1,000,000	1,011,249

		$4,139,221

Brokerage & Asset Managers - 0.6%

Ameritrade Holdings Corp., Term Loan B, 6.04%, 2013	$864,000	$868,860

Building - 2.2%

Contech, Term Loan B, 6.69%, 2013	$953,000	$964,317
Nortek, Inc., Term Loan B, 6.94%, 2011	987,469	994,875
Stile Acquisition Corp., Canadian Term Loan, 6.63%, 2013	495,828	486,875
Stile Acquisition Corp., Term Loan, 6.63%, 2013	496,672	487,705
Walter Industries, Inc., Term Loan B, 6.43%, 2012	456,268	460,689

		$3,394,461

	SEMIANNUAL REPORT 5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Floating Rate Loans (z)(g) - continued

Business Services - 1.1%

Datatel Holdings, Inc., Term Loan, 6.74%, 2011	$701,012	$704,517
RGIS, Term Loan B, 7.22%, 2013	971,000	975,855

		$1,680,372

Chemicals - 5.1%

Basell Finance Co., Term Loan B-2, 7.31%, 2013	$260,417	$264,404
Basell Finance Co., Term Loan B-4, 7.31%, 2013	52,083	52,881
Basell Finance Co., Term Loan C-2, 7.67%, 2013	260,417	264,404
Basell Finance Co., Term Loan C-4, 7.67%, 2013	52,083	52,881
Celanese AG, Term Loan B, 6.53%, 2011	1,493,388	1,511,433
Hexion Specialty Chemicals, Inc., Term Loan B-1, 7.13%, 2012	379,909	385,608
Hexion Specialty Chemicals, Inc., Term Loan B-2, 7.06%, 2012	524,636	532,506
Hexion Specialty Chemicals, Inc., Term Loan B-3, Letter of Credit,
4.29%, 2012	90,909	92,273
Huntsman International LLC, Term Loan B, 6.32%, 2012	1,140,756	1,146,936
Ineos U.S. Finance LLC, Term Loan B-2, 6.9%, 2014	754,249	764,148
Ineos U.S. Finance LLC, Term Loan C-2, 7.4%, 2015	754,249	764,148
Mosaic Co., Term Loan B, 6.18%, 2012	992,500	1,001,184
Nalco Company, Term Loan B, 6.59%, 2010	1,095,834	1,105,227

		$7,938,033

Computer Software - 0.9%

SSA Global Technologies, Inc., Term Loan B, 6.52%, 2011	$621,875	$625,762
Vertafore, Inc., Second Lien Term Loan, 10.87%, 2013	339,000	342,390
Vertafore, Inc., Term Loan, 7.29%, 2012	386,259	390,121

		$1,358,273

Consumer Goods & Services - 3.5%

ACCO Brands Corp., Term Loan B, 6.37%, 2012	$781,113	$787,297
Coinmach Laundry, Term Loan B, 7.13%, 2012	245,000	248,777
Fender Musical Instruments Corp., Term Loan B, 6.47%, 2012	419,170	424,409
MD Beauty, Inc., Term Loan B, 7.69%, 2012	458,051	462,632
Mega Bloks, Inc., Term Loan B, 6.44%, 2012	1,083,547	1,094,383
National Bedding Co., Second Lien Term Loan, 9.53%, 2012	312,500	316,406
National Bedding Co., Term Loan, 6.23%, 2011	808,438	815,174
Spectrum Brands, Inc., Term Loan B, 7.03%, 2012	692,550	700,341
Springs Window Fashions LD, Term Loan B, 7.31%, 2012	580,577	581,666

		$5,431,085

Containers - 1.5%

Covalence Specialty Materials Corp., Second Lien Term Loan,
7.11%, 2013	$759,000	$777,975
Covalence Specialty Materials Corp., Term Loan B, 7.88%, 2013	1,034,000	1,046,925
Owens-Illinois Group, Inc., Term Loan B, 6.35%, 2008	602,476	604,924

		$2,429,824

6 SEMIANNUAL REPORT

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Floating Rate Loans (z)(g) - continued

Energy - Independent - 0.5%

Carrizo Oil & Gas, Inc., Second Lien Term Loan, 10.53%, 2010	$796,000	$816,895

Entertainment - 2.0%

AMC Entertainment, Inc., Term Loan B, 6.71%, 2013	$223,000	$225,230
Century Theaters, Term Loan B, 6.75%, 2013	736,000	736,000
Deluxe Inc., Term Loan, 8.33%, 2011	652,000	660,693
Metro-Goldwyn-Mayer Studios, Inc., Term Loan A, 7.23%, 2011	500,000	504,464
Metro-Goldwyn-Mayer Studios, Inc., Term Loan B, 7.23%, 2012	1,000,000	1,011,528

		$3,137,915

Financial Institutions - 0.6%

Nasdaq Stock Market, Inc., Term Loan B, 6.14%, 2011	$1,000,000	$1,007,812

Food & Non-Alcoholic Beverages - 2.7%

Le-Natures, Inc., Term Loan B, 7.29%, 2010	$877,000	$890,155
Mafco Worldwide, Term Loan B, 6.5%, 2011	1,309,753	1,321,213
Meow Mix Co., Term Loan B, 7.82%, 2011	1,048,421	1,061,526
Reddy Ice Group, Inc., Term Loan, 6.32%, 2012	1,000,000	1,008,750

		$4,281,644

Forest & Paper Products - 1.6%

Georgia Pacific, Second Lien Term Loan, 7.56%, 2013	$508,023	$517,901
Georgia Pacific, Term Loan, 7.56%, 2013	1,016,046	1,023,667
Smurfit-Stone Container Corp., Term Loan C-1, 6.81%, 2011	897,925	909,149

		$2,450,717

Gaming & Lodging - 2.5%

CCM Merger, Inc., Term Loan B, 6.57%, 2012	$887,055	$892,969
Penn National Gaming, Inc., Term Loan B, 6.38%, 2012	997,500	1,009,969
Resorts International, Inc., Term Loan, 7.53%, 2012	976,912	973,249
Venetian Casino Resorts LLC, Term Loan B, 6.28%, 2011	170,940	172,543
Venetian Casino Resorts LLC, Term Loan B, 6.28%, 2011	829,060	836,833

		$3,885,563

Industrial - 2.2%

Alliance Laundry Holdings, LLC., Term Loan B, 6.73%, 2012	$663,750	$672,047
Babcock and Wilcox Co., Letter of Credit, 4.67%, 2011	656,664	663,231
Chart Industries, Inc., Term Loan B, 6.63%, 2012	699,934	712,620
JohnsonDiversey, Inc., Term Loan B, 7.18%, 2011	496,959	501,722
Mueller Group, Inc., Term Loan B, 6.84%, 2012	458,152	463,421
Wastequip, Inc., Second Lien Term Loan, 10.53%, 2012	193,327	194,777
Wastequip, Inc., Term Loan, 7.04%, 2011	192,361	194,284

		$3,402,102

	SEMIANNUAL REPORT 7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Floating Rate Loans (z)(g) - continued

Insurance - 0.8%

ARG Holdings, Term Loan, 7.42%, 2011	$1,083,304	$1,094,137
HMSC Corp., Term Loan, 7.35%, 2011	212,510	214,635

		$1,308,772

Machinery & Tools - 0.3%

Maxim Crane Works LP, Term Loan, 8.5%, 2010	$470,697	$477,169

Medical & Health Technology & Services - 5.2%

Accellent, Term Loan B, 6.8%, 2012	$616,489	$621,498
Concentra Operating Corp., Term Loan B, 6.69%, 2011	314,213	317,878
DaVita, Inc., Term Loan B, 6.79%, 2012	958,382	971,799
Genoa Healthcare, Second Lien Term Loan, 12.23%, 2013	333,333	335,000
Genoa Healthcare, Term Loan, 7.75%, 2012	605,302	611,355
Healthsouth Corp., Term Loan, 9.57%, 2010	800,000	817,334
HealthTronics, Inc., Term Loan B, 6.38%, 2011	495,000	493,762
LifePoint Hospitals, Inc., Term Loan B, 6.19%, 2012	937,355	942,711
Psychiatric Solutions, Inc., Term Loan B, 6.36%, 2012	475,077	479,234
Renal Advantage, Inc., Term Loan B, 7.07%, 2012	329,175	332,055
Select Medical Corp., Term Loan B, 6.52%, 2012	992,500	976,018
Team Health, Term Loan B, 7.27%, 2012	1,234,769	1,244,029

		$8,142,673

Metals & Mining - 1.2%

Alpha Natural Resources, Term Loan B, 6.32%, 2013	$500,000	$502,916
Compass Minerals Group, Inc., Term Loan, 6.04%, 2012	363,518	365,450
Euramax International, Inc., Term Loan, 7.24%, 2012	329,964	329,689
Novelis, Inc., Canadian Term Loan B, 6.44%, 2012	262,796	265,698
Novelis, Inc., Term Loan B, 6.44%, 2012	456,435	461,475

		$1,925,228

Natural Gas - Pipeline - 1.0%

El Paso Corp., Term Loan B, 7.31%, 2009	$1,109,269	$1,122,343
Epco Holdings, Inc., Term Loan C, 6.79%, 2010	390,060	394,611

		$1,516,954

Network & Telecom - 1.3%

Time Warner Telecom, Term Loan B, 7.11%, 2010	$1,107,257	$1,124,788
VALOR Telecommunication Enterprises LLC, Term Loan B,
6.32%, 2012	966,667	968,076

		$2,092,864

Oil Services - 1.6%

Petroleum GEO Services ASA, Term Loan B, 7%, 2012	$1,421,787	$1,438,670
Targa Resources, Bridge Term Loan, 6.83%, 2007	1,000,000	1,002,500

		$2,441,170

8 SEMIANNUAL REPORT

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Floating Rate Loans (z)(g) - continued

Oils - 0.6%

Citgo Petroleum Corp., Term Loan, 5.94%, 2013	$1,000,000	$1,008,438

Pharmaceuticals - 0.6%

Warner Chilcott, Dovobet Term Loan, 1.38%, 2012	$22,178	$22,321
Warner Chilcott, Dovonex Term Loan, 7.33%, 2012	110,891	111,607
Warner Chilcott, Term Loan B, 7.36%, 2012	544,176	547,691
Warner Chilcott, Term Loan C, 7.28%, 2012	219,277	220,693
Warner Chilcott, Term Loan D, 7.28%, 2012	101,300	101,954

		$1,004,266

Pollution Control - 0.6%

Allied Waste North America, Inc., Term Loan, 6.44%, 2012	$689,172	$696,064
Allied Waste North America, Inc., Term Loan A, Credit Linked
Deposit, 6.03%, 2012	267,568	270,327

		$966,391

Printing & Publishing - 3.8%

ALM Media, Inc., Term Loan, 7.03%, 2010	$496,250	$496,250
American Media Operations, Inc., Term Loan B, 7.09%, 2013	690,875	698,215
Ascend Media Holdings LLC, Term Loan, 7.24%, 2012	987,500	982,563
Dex Media West LLC, Term Loan B, 6.34%, 2010	859,482	866,465
Dex Media West LLC, Term Loan B-1, 5.56%, 2010	1,257,364	1,263,021
FSC Holdings LLC, Term Loan, 6.67%, 2011	558,649	560,045
PBI Media, Second Lien Term Loan, 6.91%, 2013	232,759	229,074
PBI Media, Term Loan B, 10.67%, 2012	232,178	231,887
R.H. Donnelley, Inc., Term Loan, 6.01%, 2011	711,000	713,539

		$6,041,059

Real Estate - 2.9%

Capital Automotive REIT, Term Loan, 6.34%, 2010	$2,199,219	$2,209,527
General Growth Properties Inc., Term Loan A, 5.83%, 2010	1,534,000	1,534,480
Lion Gables Realty LP, Term Loan, 6.32%, 2006	476,996	479,262
Maguire Properties, Inc., Term Loan B, 6.32%, 2010	405,556	406,907

		$4,630,176

Restaurants - 2.4%

Burger King Corp., Term Loan B-1, 6.13%, 2012	$2,398,000	$2,409,990
Dunkin Donuts, Term Loan B, 7.32%, 2013	927,000	930,090
El Pollo Loco, Inc., Term Loan, 7.56%, 2011	407,000	412,088

		$3,752,168

Retailers - 1.6%

Neiman-Marcus Group, Inc., Term Loan B, 7.21%, 2012	$1,474,684	$1,494,806
Pep Boys - Manny, Moe & Jack, Term Loan B, 7.58%, 2011	679,000	689,185
William Carter Co., Term Loan B, 6.49%, 2012	331,125	334,298

		$2,518,289

	SEMIANNUAL REPORT 9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Floating Rate Loans (z)(g) - continued

Telecommunications - Wireless - 0.6%

Centennial Cellular Operating Co., Term Loan, 6.64%, 2011	$923,594	$935,139

Telephone Services - 0.3%

Sorenson Communications, Inc., Term Loan B, 7.49%, 2012	$500,000	$506,875

Tire & Rubber - 1.8%

Goodyear Tire & Rubber Co., Deposit Funded Term Loan,
4.29%, 2010	$1,000,000	$1,008,749
Goodyear Tire & Rubber Co., Second Lien Term Loan, 7.06%, 2010	1,000,000	1,013,124
Tire Rack, Inc., Term Loan B, 6.78%, 2012	778,868	786,657

		$2,808,530

Tobacco - 0.6%

Commonwealth Brands, Inc., Term Loan, 7%, 2012	$999,271	$1,010,513

Transportation - Services - 1.0%

Helm Holding Co., Term Loan B, 7.21%, 2011	$356,036	$359,597
Hertz Corp., Synthetic Letter of Credit, 4.5%, 2010	94,667	96,104
Hertz Corp., Term Loan, 6.89%, 2012	646,384	656,201
Travelcenters of America, Inc., Term Loan B, 6.28%, 2011	389,248	392,978

		$1,504,880

Utilities - Electric Power - 3.1%

Allegheny Energy Supply Co. LLC, Term Loan C, 5.63%, 2011	$713,994	$717,921
Astoria Generating, Term Loan B, 6.57%, 2013	319,000	322,722
Cogentrix Delaware Holdings, Inc., Term Loan, 6.28%, 2013	493,203	497,672
LSP-Kendall Energy LLC, Term Loan, 6.53%, 2013	681,070	679,935
Mirant North America LLC, Term Loan B, 8.0%, 2012	1,479,025	1,490,118
NRG Energy, Inc., Term Loan, 6.57%, 2013	1,093,000	1,105,101

		$4,813,469

Utilities - Other - 0.4%

Thermal North America, Term Loan B, 6.28%, 2013	$668,644	$672,405

Total Floating Rate Loans (Identified Cost, $109,962,133)		$110,539,598

Bonds - 2.1%

Advertising & Broadcasting - 0.8%

Intelsat Ltd., FRN, 9.6094%, 2012 (a)	$535,000	$545,700
Paxson Communications Corp., 7.7769%, 2012	725,000	725,000

		$1,270,700

Building - 0.7%

Goodman Global Holdings, Inc., 7.4913%, 2012	$1,000,000	$1,017,500

10 SEMIANNUAL REPORT

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)

Bonds - continued

Gaming & Lodging - 0.6%

GTECH Holdings Corp., 5.25%, 2014	$200,000	$201,377
MGM Mirage, 6%, 2009	725,000	721,375

		$922,752

Total Bonds (Identified Cost, $3,184,412)		$3,210,952

Short-Term Obligations - 27.1% (y)

Abbey National North America LLC, 4.56%, due 3/01/06	$6,202,000	$6,202,000
Edison Asset Securitization LLC, 4.56%, due 3/01/06 (t)	6,202,000	6,202,000
General Electric Capital Corp., 4.56%, due 3/01/06	6,202,000	6,202,000
Jupiter Securitization Corp., 4.56%, due 3/01/06 (t)	6,202,000	6,202,000
New Center Asset Trust, 4.56%, due 3/01/06	6,202,000	6,202,000
Park Avenue Receivable Co. LLC, 4.56%, due 3/01/06 (t)	6,202,000	6,202,000
Thunder Bay Funding LLC, 4.49%, due 3/10/06 (t)	5,410,000	5,403,927

Total Short-Term Obligations, at Amortized Cost and Value		$42,615,927

Repurchase Agreement - 7.4%

Goldman Sachs, 4.55%, dated 2/28/06, due 3/01/06, total to be received $11,640,471 (secured by various U.S. Treasury and Federal
Agency obligations in a jointly traded account), at Cost	$11,639,000	$11,639,000

Total Investments (Identified Cost, $167,401,472)		$168,005,477

Other Assets, Less Liabilities - (7.0)%		(11,008,474)

Net Assets - 100.0%		$156,997,003

(g)	The rate shown represents a weighted average coupon rate at period end.
(a)	SEC Rule 144A restriction.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans, while exempt from registration under the Securities Act of 1933, as amended, may contain certain restrictions on resale and cannot be sold publicly. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

SEMIANNUAL REPORT 11

Portfolio of Investments (unaudited) – continued
Unfunded Loan Commitments
As of February 28, 2006, the portfolio had unfunded loan commitments of $1,382,227, which could be extended at the option of the borrower, pursuant to the following loan agreements:
	Unfunded	Unrealized
	Loan	Appreciation
Borrower	Commitment	(Depreciation)

Dex Media West, LLC, Delayed Draw, Term Loan B-1, 2010	$166,464	$749
FSC Holdings, LLC, Delayed Draw, Term Loan, 2012	66,711	167
Hertz Corp., Delayed Draw, Term Loan, 2012	110,949	1,465
JohnsonDiversey, Inc, Delayed Draw, Term Loan, 2010	169,504	494
Sears Canada, Inc., Delayed Draw, Term Loan B, 2012	735,000	7,350
United Airlines, Inc., Delayed Draw, Term Loan, 2012	85,317	1,422
Vertafore, Inc., Delayed Draw, Term Loan, 2012	48,282	483

	$1,382,227	$12,130

At February 28, 2006, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

The following abbreviation is used in the Portfolio of Investments and is defined: FRN Floating Rate Note. The interest rate is the rate in effect as of period end.

See Notes to Financial Statements

12 SEMIANNUAL REPORT

FINANCIAL STATEMENTS | Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities composing the total value of the fund.
At 2/28/06
Assets

Investments, at value (identified cost, $167,401,472)	$168,005,477
Cash	44,508
Receivable for investments sold	661,936
Receivable for fund shares sold	2,403,641
Interest receivable	700,120
Receivable from investment adviser	14,087
Unrealized appreciation on unfunded loan commitments	12,130
Other assets	2,913

Total assets		$171,844,812

Liabilities

Distributions payable	$117,057
Payable for investments purchased	14,385,270
Payable for fund shares reacquired	243,224
Payable to affiliates
Management fee	2,761
Shareholder servicing costs	5,235
Distribution and service fees	1,437
Administrative services fee	74
Payable for independent trustees’ compensation	465
Accrued expenses and other liabilities	92,286

Total liabilities		$14,847,809

Net assets		$156,997,003

Net assets consist of:

Paid-in capital	$156,437,649
Unrealized appreciation (depreciation) on investments	616,135
Accumulated distributions in excess of net realized gain
on investments	(40,276)
Accumulated distributions in excess of net investment income	(16,505)

Net assets		$156,997,003

Shares of beneficial interest outstanding		15,518,025

	SEMIANNUAL REPORT 13

Statement of Assets and Liabilities (unaudited) – continued
Class A shares

Net assets	$113,786,613
Shares outstanding	11,245,625

Net asset value per share		$10.12

Offering price per share (100/97.50 x net asset value per share)		$10.38

Class C shares

Net assets	$24,716,260
Shares outstanding	2,443,145

Net asset value and offering price per share		$10.12

Class I shares

Net assets	$18,494,130
Shares outstanding	1,829,255

Net asset value, offering price, and redemption price per share		$10.11

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares.
See Notes to Financial Statements

14 SEMIANNUAL REPORT

FINANCIAL STATEMENTS | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 2/28/06
Net investment income

Interest income		$3,095,252

Expenses
Management fee	$353,495
Distribution and service fees	190,709
Shareholder servicing costs	69,937
Administrative services fee	9,850
Independent trustees’ compensation	1,547
Custodian fee	67,429
Shareholder communications	44,666
Auditing fees	20,952
Legal fees	37,253
Registration fees	56,076
Miscellaneous	27,118

Total expenses		$879,032

Fees paid indirectly	(5,813)
Reduction of expenses by investment adviser	(208,006)

Net expenses		$665,213

Net investment income		$2,430,039

Realized and unrealized gain (loss) on investments

Net realized gain (loss) on investment transactions
(identified cost basis)		$(30,042)

Change in unrealized appreciation (depreciation)
Investments	$140,123
Unfunded loan commitments	11,880

Net unrealized gain (loss) on investments		$152,003

Net realized and unrealized gain (loss) on investments		$121,961

Change in net assets from operations		$2,552,000

See Notes to Financial Statements

	SEMIANNUAL REPORT 15

FINANCIAL STATEMENTS | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/06	8/31/05 (c)
	(unaudited)
Change in net assets

From operations

Net investment income	$2,430,039	$1,051,998
Net realized gain (loss) on investments	(30,042)	95,520
Net unrealized gain (loss) on investments	152,003	464,132

Change in net assets from operations	$2,552,000	$1,611,650

Distributions declared to shareholders

From net investment income
Class A	$(1,835,852)	$(907,911)
Class C	(352,272)	(112,676)
Class I	(265,912)	(34,338)
From net realized gain on investments
Class A	(64,442)	—
Class C	(15,507)	—
Class I	(15,386)	—

Total distributions declared to shareholders	$(2,549,371)	$(1,054,925)

Change in net assets from fund share transactions	$88,819,997	$67,590,878

Redemption fees	$25,181	$1,593

Total change in net assets	$88,847,807	$68,149,196

Net assets

At beginning of period	68,149,196	—
At end of period (including accumulated distributions in excess of net investment income of $16,505 and undistributed net
investment income of $7,492, respectively)	$156,997,003	$68,149,196

(c) For the period from the commencement of the fund’s investment operations, January 5, 2005, through
August 31, 2005.
See Notes to Financial Statements

16 SEMIANNUAL REPORT

FINANCIAL STATEMENTS Financial Highlights
The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months		Year
	ended		ended
Class A	2/28/06		8/31/05 (c)
	(unaudited)
Net asset value, beginning of period	$10.13		$10.00

Income (loss) from investment operations

Net investment income (d)	$0.23		$0.26
Net realized and unrealized gain (loss) on investments	0.00	(w)	0.12

Total from investment operations	$0.23		$0.38

Less distributions declared to shareholders

From net investment income	$(0.23)		$(0.25)
From net realized gain on investments	(0.01)		—

Total distributions declared to shareholders	$(0.24)		$(0.25)

Redemption fees added to paid-in capital (d)	$0.00	(w)	$0.00	(w)

Net asset value, end of period	$10.12		$10.13

Total return (%) (t)(s)(r)	2.31	(n)	3.88	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.51	(a)	2.40	(a)
Expenses after expense reductions (f)	1.13	(a)	0.73	(a)
Net investment income	4.58	(a)	3.90	(a)
Portfolio turnover	15		48
Net assets at end of period (000 Omitted)	$113,787		$54,348

See Notes to Financial Statements

	SEMIANNUAL REPORT 17

Financial Highlights – continued
	Six months		Year
	ended		ended
Class C	2/28/06		8/31/05 (c)
	(unaudited)
Net asset value, beginning of period	$10.12		$10.00

Income (loss) from investment operations

Net investment income (d)	$0.19		$0.21
Net realized and unrealized gain (loss) on investments	0.01		0.13

Total from investment operations	$0.20		$0.34

Less distributions declared to shareholders

From net investment income	$(0.19)		$(0.22)
From net realized gain on investments	(0.01)		—

Total distributions declared to shareholders	$(0.20)		$(0.22)

Redemption fees added to paid-in capital (d)	$0.00	(w)	$0.00	(w)

Net asset value, end of period	$10.12		$10.12

Total return (%) (t)(s)(r)	2.03	(n)	3.45	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	2.26	(a)	3.24	(a)
Expenses after expense reductions (f)	1.88	(a)	1.53	(a)
Net investment income	3.83	(a)	3.30	(a)
Portfolio turnover	15		48
Net assets at end of period (000 Omitted)	$24,716		$12,335

See Notes to Financial Statements

18 SEMIANNUAL REPORT

Financial Highlights – continued
	Six months		Year
	ended		ended
Class I	2/28/06		8/31/05 (c)
	(unaudited)
Net asset value, beginning of period	$10.13		$10.00

Income (loss) from investment operations

Net investment income (d)	$0.24		$0.27
Net realized and unrealized gain (loss) on investments	(0.01)		0.12

Total from investment operations	$0.23		$0.39

Less distributions declared to shareholders

From net investment income	$(0.24)		$(0.26)
From net realized gain on investments	(0.01)		—

Total distributions declared to shareholders	$(0.25)		$(0.26)

Redemption fees added to paid-in capital (d)	$0.00	(w)	$0.00	(w)

Net asset value, end of period	$10.11		$10.13

Total return (%) (s)(r)	2.33	(n)	3.98	(n)

Ratios (%) (to average net assets)
and Supplemental data:

Expenses before expense reductions (f)	1.27	(a)	2.12	(a)
Expenses after expense reductions (f)	0.89	(a)	0.52	(a)
Net investment income	4.69	(a)	4.05	(a)
Portfolio turnover	15		48
Net assets at end of period (000 Omitted)	$18,494		$1,467

(c)	For the period from the commencement of the fund’s investment operations, January 5, 2005, through
August 31, 2005.
(r)	Certain expenses have been reduced without which performance would have been lower.
(a) Annualized.
(n) Not annualized.
(w) Per share amount was less than $0.01.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(t) Total returns do not include any applicable sales charges.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
See Notes to Financial Statements

	SEMIANNUAL REPORT 19

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) Business and Organization

MFS Floating Rate High Income Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield loans and other debt securities rated below investment grade. Investments in high-yield loans and securities involve greater degrees of credit and market risk than investments in higher-rated loans and securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated bid price as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

20 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

Short Term Fees – For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund charges a 1% redemption fee on proceeds from Class A, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition. The fund may change the redemption fee period in the future, including in connection with Securities and Exchange Commission rule developments. See the fund’s prospectus for details. Any redemption fees are accounted for as an addition to paid-in capital.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, consent fees, and prepayment fees. These fees are recorded as income in the accompanying financial statements which are recorded on an accrual basis. The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

Fees Paid Indirectly – The fund’s custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2006, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or

SEMIANNUAL REPORT 21

Notes to Financial Statements (unaudited) – continued

classification of income for financial statement and tax purposes. Book/tax differences primarily relate to amortization and accretion of debt securities. The tax character of distributions declared to shareholders is as follows:

August 31, 2005
Ordinary income	$1,054,925

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of February 28, 2006
Cost of investments(1)	$167,401,472

Gross appreciation	$718,080
Gross depreciation	(114,075)

Net unrealized appreciation (depreciation)	$604,005
As of August 31, 2005
Undistributed ordinary income	$329,749
Other temporary differences	(226,967)
Net unrealized appreciation (depreciation)	453,943

(1) Aggregate cost includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets.

The investment adviser has contractually agreed to pay a portion of the fund’s operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that operating expenses do not exceed the following annual rates based on average daily net assets:

0.10% for the period April 1, 2005 through December 31, 2005 0.40% for the period January 1, 2006 through March 31, 2006 0.20% for the period April 1, 2006 through December 31, 2006

For the six months ended February 28, 2006, this reduction amounted to $207,726 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $15,538 for the six months ended

22 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued

February 28, 2006, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
			Total	Annual	Distribution
	Distribution	Service	Distribution	Effective	and Service
	Fee Rate	Fee Rate	Plan(1)	Rate(2)	Fee
Class A	0.10%	0.25%	0.35%	0.25%	$99,354
Class C	0.75%	0.25%	1.00%	1.00%	91,355

Total Distribution and Service Fees					$190,709

(1)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(2)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2006 based on each class’ average daily net assets. Payment of the 0.10% annual Class A distribution fee is not yet implemented and will commence on such date as the fund’s Board of Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2006, were as follows:

Amount
Class A	$10,022
Class C	$8,207

Shareholder Servicing Agent – The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2006, the fee was $52,586, which equated to 0.0967% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended February 28, 2006, these costs amounted to $14,614.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund’s annual fixed amount

SEMIANNUAL REPORT 23

Notes to Financial Statements (unaudited) – continued

is $10,000. The administrative services fee incurred for the six months ended February 28, 2006 was equivalent to an annual effective rate of 0.0181% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended February 28, 2006, the fee paid to Tarantino LLC was $351. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $280, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $69,168,626 and $11,554,066, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/06		Year ended 8/31/05 (c)
	Shares	Amount	Shares	Amount
Shares sold
Class A	9,397,250	$94,979,396	5,974,160	$59,986,531
Class C	1,493,137	15,089,343	1,244,037	12,514,309
Class I	1,766,534	17,842,194	144,378	1,445,449

	12,656,921	$127,910,933	7,362,575	$73,946,289
Shares issued to shareholders in
reinvestment of distributions
Class A	143,581	$1,451,060	75,080	$756,673
Class C	21,004	212,230	6,671	67,259
Class I	27,832	281,069	3,405	34,307

	192,417	$1,944,359	85,156	$858,239

24 SEMIANNUAL REPORT

Notes to Financial Statements (unaudited) – continued
	Six months ended 2/28/06		Year ended 8/31/05 (c)
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(3,662,307)	$(37,001,896)	(682,139)	$(6,858,393)
Class C	(289,289)	(2,922,899)	(32,415)	(325,537)
Class I	(109,944)	(1,110,500)	(2,950)	(29,720)

	(4,061,540)	$(41,035,295)	(717,504)	$(7,213,650)
Net change
Class A	5,878,524	$59,428,560	5,367,101	$53,884,811
Class C	1,224,852	12,378,674	1,218,293	12,256,031
Class I	1,684,422	17,012,763	144,833	1,450,036

	8,787,798	$88,819,997	6,730,227	$67,590,878
(c) For the period from the commencement of the fund’s investment operations, January 5, 2005, through August 31, 2005.

(6) Line of Credit

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35% . In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended February 28, 2006 was $341, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the six months ended February 28, 2006.

(7) Restricted Securities

The fund may invest in loans that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

(8) Loans and Other Direct Debt Instruments

The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. The ability of the issuers of the loans to meet their obligations may be affected by economic developments in a specific industry.

SEMIANNUAL REPORT 25

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under ‘‘Select a fund’’ on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust’s Form N-Q may be reviewed and copied at the:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The trust’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

26 SEMIANNUAL REPORT

CONTACT INFORMATION

Investor Service

Write to us at: MFS Service Center, Inc.
P.O. Box 55824
Boston, MA 02205-5824

Type of Information	Phone number	Hours, Eastern Time
General information	**1-800-225-2606**	8 a.m. to 8 p.m., any business day
Speech- or hearing-impaired	**1-800-637-6576**	9 a.m. to 5 p.m., any business day
Share prices, account balances exchanges or stock and bond outlooks	**1-800-MFS-TALK** (1-800-637-8255) touch-tone required	24 hours a day, 365 days a year

M F S[SM]
INVESTMENT MANAGEMENT®

MFS Investment Management®
MFS® investment products are offered through MFS Fund Distributors, Inc.,
500 Boylston Street, Boston, MA 02116.

FRH-SEM-4/06 6M

28 SEMIANNUAL REPORT

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.
(a)	Based upon their evaluation of the effectiveness of registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940
(the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.
(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.
(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR
270.30a-2): Attached hereto.
(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule
13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or
240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code
(18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15
U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MFS SERIES TRUST X

By (Signature and Title)*	MARIA F. DWYER

Maria F. Dwyer, President
Date: April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)*	MARIA F. DWYER

Maria F. Dwyer, President (Principal Executive Officer)
Date: April 24, 2006
By (Signature and Title)*	TRACY ATKINSON

Tracy Atkinson, Treasurer (Principal Financial Officer and
Accounting Officer)
Date: April 24, 2006
* Print name and title of each signing officer under his or her signature.

Exhibit A

Persons Covered by this Code of Ethics

Funds’ Principal Executive Officer: Maria F. Dwyer
Funds’ Principal Financial Officer:  Tracy Atkinson